July 31, 1997
               DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED JANUARY 1, 1997
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION
CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    721s073197